Business Segments, Concentration of Credit Risk and Significant Customers (Details) - Schedule of Company Recognized Revenue - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Business Segments, Concentration of Credit Risk and Significant Customers (Details) - Schedule of Company Recognized Revenue [Line Items]
Total net revenue	$ 4,481	$ 3,294	$ 11,916	$ 10,981	$ 14,868	$ 5,679
United States [Member]
Business Segments, Concentration of Credit Risk and Significant Customers (Details) - Schedule of Company Recognized Revenue [Line Items]
Shipment of product					8,932	1,968
Total net revenue	3,359	1,918	7,868	7,158
Hong Kong [Member]
Business Segments, Concentration of Credit Risk and Significant Customers (Details) - Schedule of Company Recognized Revenue [Line Items]
Shipment of product					2,428	2,955
Taiwan [Member]
Business Segments, Concentration of Credit Risk and Significant Customers (Details) - Schedule of Company Recognized Revenue [Line Items]
Shipment of product					1,205	693
Total net revenue	544	131	2,535	646
Rest of world [Member]
Business Segments, Concentration of Credit Risk and Significant Customers (Details) - Schedule of Company Recognized Revenue [Line Items]
Shipment of product					$ 2,303	$ 63
Total net revenue	$ 251	$ 430	$ 879	$ 944